Related Party Transactions - Long Term Debt to Financing Trusts (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Long-term debt to financing trusts	$ 390	$ 390
ComEd Financing III Affiliate [Member]
Related Party Transaction [Line Items]
Long-term debt to financing trusts	206	206
PECO Trust III Affiliate [Member]
Related Party Transaction [Line Items]
Long-term debt to financing trusts	81	81
PECO Trust IV Affiliate [Member]
Related Party Transaction [Line Items]
Long-term debt to financing trusts	103	103
Commonwealth Edison Co [Member]
Related Party Transaction [Line Items]
Long-term debt to financing trusts	205	205
Commonwealth Edison Co [Member] | ComEd Financing III Affiliate [Member]
Related Party Transaction [Line Items]
Long-term debt to financing trusts	205	205
Commonwealth Edison Co [Member] | PECO Trust III Affiliate [Member]
Related Party Transaction [Line Items]
Long-term debt to financing trusts	0	0
Commonwealth Edison Co [Member] | PECO Trust IV Affiliate [Member]
Related Party Transaction [Line Items]
Long-term debt to financing trusts	0	0
PECO Energy Co [Member]
Related Party Transaction [Line Items]
Long-term debt to financing trusts	184	184
PECO Energy Co [Member] | ComEd Financing III Affiliate [Member]
Related Party Transaction [Line Items]
Long-term debt to financing trusts	0	0
PECO Energy Co [Member] | PECO Trust III Affiliate [Member]
Related Party Transaction [Line Items]
Long-term debt to financing trusts	81	81
PECO Energy Co [Member] | PECO Trust IV Affiliate [Member]
Related Party Transaction [Line Items]
Long-term debt to financing trusts	$ 103	$ 103